FAIR VALUE MEASUREMENTS (Financial Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets [Abstract]
Total financial assets	$ 90,372	$ 106,749
Liabilities [Abstract]
Derivative instruments	1,290	1,163
Contingent consideration	699	3,866
Total financial liabilities	699	3,866
Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	1,784	3,069
Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	1,928	1,887
US government [Member]
Assets [Abstract]
Marketable securities	0	3,782
Corporate debentures [Member]
Assets [Abstract]
Marketable securities	85,370	96,848
Level 1 [Member]
Assets [Abstract]
Total financial assets	1,784	3,069
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	0	0
Total financial liabilities	0	0
Level 1 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	1,784	3,069
Level 1 [Member] | Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 1 [Member] | US government [Member]
Assets [Abstract]
Marketable securities	0	0
Level 1 [Member] | Corporate debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 2 [Member]
Assets [Abstract]
Total financial assets	88,588	103,680
Liabilities [Abstract]
Derivative instruments	1,290	1,163
Contingent consideration	0	0
Total financial liabilities	0	0
Level 2 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 2 [Member] | Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	1,928	1,887
Level 2 [Member] | US government [Member]
Assets [Abstract]
Marketable securities	0	3,782
Level 2 [Member] | Corporate debentures [Member]
Assets [Abstract]
Marketable securities	85,370	96,848
Level 3 [Member]
Assets [Abstract]
Total financial assets	0	0
Liabilities [Abstract]
Derivative instruments	0	0
Contingent consideration	699	3,866
Total financial liabilities	699	3,866
Level 3 [Member] | Money Market Funds [Member]
Assets [Abstract]
Cash equivalents	0	0
Level 3 [Member] | Foreign banks and government debentures [Member]
Assets [Abstract]
Marketable securities	0	0
Level 3 [Member] | US government [Member]
Assets [Abstract]
Marketable securities	0	0
Level 3 [Member] | Corporate debentures [Member]
Assets [Abstract]
Marketable securities	$ 0	$ 0